Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Consolidated Financial Statements	The accompanying consolidated financial statements reflect the activities of the Company and each of the following entities:
Name	Background		Ownership
MingZhu Investment Limited (“MingZhu BVI”)	● ● ●	A British Virgin Islands company Incorporated on January 15, 2018 A holding company	100% directly owned by MingZhu Cayman

YGMZ (Hong Kong) Limited (“MingZhu HK”)	● ● ●	A Hong Kong company Incorporated on February 2, 2018 A holding company	100% directly owned by MingZhu BVI

Shenzhen Yangang Mingzhu Freight Industry Co., Ltd (“MingZhu” or “Mingzhu”)	● ● ●	A PRC limited liability company Incorporated on July 10, 2002 Providing trucking services	100% directly owned by MingZhu HK

Shenzhen Yangang Mingzhu Supply Chain Management Co., Ltd (“MingZhu Management”)	● ● ●	A PRC limited liability company Incorporated on September 5, 2018 Transportation and supply chain management services	100% directly owned by MingZhu HK

Shenzhen Pengcheng Shengshi Logistics Co., Ltd (“MingZhu Pengcheng”)	● ● ●	A PRC limited liability company Incorporated on April 7, 2010 Providing trucking services	100% directly owned by MingZhu

Cheyi (BVI) Limited (“Cheyi BVI”)	● ● ●	A British Virgin Islands company Incorporated on September 29, 2021 A holding company	100% directly owned by MingZhu Cayman

Cheyi (Hong Kong) Limited (“Cheyi HK”)	● ● ●	A Hong Kong company Incorporated on October 22, 2021 A holding company	100% directly owned by Cheyi BVI

Ningbo Cheyi Corporate Information Consulting Co., Ltd. (“Ningbo Cheyi” or Cheyi WFOE)	● ● ●	A PRC limited liability company Incorporated on November 2, 2021 A holding company	100% directly owned by Cheyi HK

Yinhua (BVI) Limited (“Yinhua”)	● ● ●	A British Virgin Islands company Incorporated on November 12, 2021 A holding company	100% directly owned by MingZhu Cayman

Yinhua (HK) Limited (“Yinhua HK”)	● ● ●	A Hong Kong company Incorporated on December 1, 2021 A holding company	100% directly owned by Yinhua

Zhejiang Caiyunlian Technology Co. Ltd. (“Yinhua WFOE”)	● ● ●	A PRC limited liability company Incorporated on January 7, 2021 A holding company	100% directly owned by Yinhua HK

Hainan Zhisheng Automobile Services Co., Ltd. (“Zhisheng”)	● ● ●	A PRC limited liability company Incorporated on September 13, 2018 A comprehensive auto related service platform to serve auto insurance companies	100% owned by Yinhua WFOE via contractual arrangements

Feipeng Global Limited (“Feipeng BVI”)	● ● ●	A British Virgin Islands company Incorporated on March 17, 2022 A holding company	100% directly owned by MingZhu Cayman

Feipeng Enterprises (HK) Limited (“Feipeng HK”)	● ● ●	A Hong Kong company Incorporated on April 27, 2022 A holding company	100% directly owned by Feipeng BVI

Shenzhen Feipeng Zongheng Supply Chain Management Co., Ltd. (“Feipeng WFOE”)	● ● ●	A PRC limited liability company Incorporated on September 13, 2022 A holding company	100% directly owned by Feipeng HK

Xinjiang Feipeng Logistics Co., Ltd. (“Feipeng”)	● ● ●	A PRC limited liability company Incorporated on July 3, 2014 A regional trucking services provider	100% owned by Feipeng WFOE via contractual arrangements

Liquor Alliance Investment (BVI) Limited (“Alliance BVI”)	● ● ●	A British Virgin Islands company Incorporated on April 28, 2023 A holding company	100% directly owned by MingZhu Cayman

Alliance Liquor Investment (HK) Limited (“Alliance HK”)	● ● ●	A Hong Kong company Incorporated on March 17, 2023 A holding company	100% directly owned by Alliance BVI

Xiamen Alliance Management Consulting Co., Ltd. (“Alliance WFOE”)	● ● ●	A PRC limited liability company Incorporated on May 5, 2023 A holding company	100% directly owned by Alliance HK

Xiamen Alliance Liquor Industry Group Co., Ltd.(“Liquor Alliance”)	● ● ●	A PRC limited liability company Incorporated on November 24, 2021 A liquor distributor	100% directly owned by Alliance WFOE

Schedule of Estimated Useful Lives	Estimated useful lives are as follows:
Classification	Estimated Useful Life
Buildings and improvements	10 years
Computer and office equipment	3-5 years
Revenue equipment– trucking*	5 years
*	Revenue equipment – trucking are trucks and trailers only used for providing trucking services.

Schedule of Disaggregated Information of Revenues	Disaggregated information of revenues by types are as follows:
	2023	2022	2021
Trucking services	$68,400,751	$36,461,922	$17,358,914
Car owner services	19,447,401	27,053,149	-
Liquor distribution	1,154,091	-	-
Total revenues	$89,002,243	$63,515,071	$17,358,914